Principal activities and organization - Summary of financial information of VIEs and subsidiaries of VIEs (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total assets	¥ 48,377,044	¥ 59,743,938
Total liabilities	28,620,823	39,435,501
Revenue	10,752,917	10,579,609	¥ 8,751,259
Net (loss)/income	(1,183,040)	(679,316)	(1,426,988)
Net cash provided by/(used in) operating activities	1,495,597	677,979	928,226
Net cash provided by/(used in) by investing activities	7,647,007	(7,471,487)	(17,028,061)
Net cash (used in)/provided by financing activities	(11,029,806)	5,011,004	19,842,120
Variable Interest Entity, Primary Beneficiary [Member]
Total assets	8,023,337	8,125,756
Total liabilities	4,762,927	4,427,121
Revenue	3,835,776	4,111,341	4,419,967
Net (loss)/income	(517,004)	49,738	(111,574)
Net cash provided by/(used in) operating activities	(93,568)	(334,465)	660,690
Net cash provided by/(used in) by investing activities	(35,035)	(172,280)	57,568
Net cash (used in)/provided by financing activities	¥ 224,805	¥ 338,000	¥ (426,603)